Fair Value Measurements (Details) - EBP 334 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 17,103,775	$ 14,538,186
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,988,451	2,467,365
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,424,756	3,128,067
Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,690,568	8,942,754
Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,413,207	5,595,433
Level 1 and Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,988,451	2,467,366
Level 1 and Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,424,756	3,128,067
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,413,207	5,595,433
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,988,451	2,467,366
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,424,756	3,128,067
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net Asset Value | Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 11,690,568	$ 8,942,753